Putnam Global Income Trust
The fund's portfolio
1/31/24 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (45.8%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (7.2%)
Government National Mortgage Association Pass-Through Certificates
6.00%, 11/20/53	$2,138,567	$2,208,613
5.50%, TBA, 2/1/54	2,000,000	2,015,419
4.50%, TBA, 2/1/54	5,000,000	4,876,978
4.00%, TBA, 2/1/54	2,000,000	1,903,219
4.00%, 2/20/48	1,948,260	1,882,284
3.00%, TBA, 2/1/54	1,000,000	896,995

		13,783,508
U.S. Government Agency Mortgage Obligations (38.6%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
6.00%, with due dates from 5/1/53 to 10/1/53	6,234,892	6,361,988
5.50%, 9/1/53	2,930,735	2,967,698
4.00%, 5/1/52	985,201	929,042
3.00%, 5/1/38	1,004,224	939,744
2.50%, 1/1/51	983,156	841,686
Federal National Mortgage Association Pass-Through Certificates
6.00%, 6/1/53	3,653,606	3,737,933
3.50%, 11/1/51	989,669	904,729
2.50%, 11/1/50	713,891	611,166
Uniform Mortgage-Backed Securities
6.50%, TBA, 2/1/54	5,000,000	5,120,508
6.00%, TBA, 2/1/54	13,000,000	13,187,383
5.50%, TBA, 2/1/54	6,000,000	6,022,265
5.00%, TBA, 2/1/54	20,000,000	19,783,594
4.00%, TBA, 2/1/54	3,000,000	2,828,906
3.50%, TBA, 2/1/54	3,000,000	2,737,500
3.00%, TBA, 2/1/54	1,000,000	877,461
2.50%, TBA, 2/1/54	3,000,000	2,528,438
2.00%, TBA, 2/1/54	5,000,000	4,037,569

		74,417,610

Total U.S. government and agency mortgage obligations (cost $87,073,794)		$88,201,118

U.S. TREASURY OBLIGATIONS (0.2%)(a)
	Principal amount	Value
U.S. Treasury Bonds 1.125%, 5/15/40(i)	$50,000	$31,727
U.S. Treasury Notes
1.625%, 5/15/31(i)	208,000	178,990
1.50%, 2/15/30(i)	132,000	115,962

Total U.S. treasury obligations (cost $326,679)		$326,679

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (32.2%)(a)
		Principal amount	Value
Australia (Government of) sr. unsec. bonds 3.00%, 3/21/47 (Australia)	AUD	120,000	$62,545
Australia (Government of) sr. unsec. bonds Ser. 144, 3.75%, 4/21/37 (Australia)	AUD	350,000	219,776
Australia (Government of) sr. unsec. bonds Ser. 149, 2.25%, 5/21/28 (Australia)	AUD	810,000	502,716
Australia (Government of) sr. unsec. notes 3.25%, 4/21/25 (Australia)	AUD	630,000	410,323
Austria (Republic of) sr. unsec. bonds 1.50%, 2/20/47 (Austria)	EUR	290,000	234,736
Austria (Republic of) sr. unsec. notes 0.50%, 2/20/29 (Austria)	EUR	260,000	255,581
Austria (Republic of) sr. unsec. notes 0.50%, 4/20/27 (Austria)	EUR	370,000	376,747
Belgium (Kingdom of) sr. unsec. bonds Ser. 77, 1.00%, 6/22/26 (Belgium)	EUR	450,000	470,072
Belgium (Kingdom of) unsec. bonds Ser. 60, 4.25%, 3/28/41 (Belgium)	EUR	550,000	684,494
Benin (Republic of) sr. unsec. bonds Ser. REGS, 4.95%, 1/22/35 (Benin)	EUR	225,000	190,592
Canada (Government of) sr. unsec. bonds 3.50%, 12/1/45 (Canada)	CAD	80,000	61,062
Canada (Government of) unsec. notes 1.50%, 6/1/26 (Canada)	CAD	90,000	63,492
China (Republic of) unsec. notes Ser. 1913, 2.94%, 10/17/24 (China)	CNY	6,000,000	841,918
Colombia (Republic of) sr. unsec. notes 3.875%, 4/25/27 (Colombia)		$460,000	436,539
Colombia (Republic of) sr. unsec. unsub. notes 8.75%, 11/14/53 (Colombia)		250,000	272,471
Colombia (Republic of) sr. unsec. unsub. notes 7.50%, 2/2/34 (Colombia)		390,000	398,673
Cote d'lvoire (Republic of) sr. unsec. notes Ser. REGS, 5.875%, 10/17/31 (Cote d'lvoire)	EUR	100,000	96,934
Cote d'lvoire (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.375%, 7/23/24 (Cote d'lvoire)		$300,000	297,000
Denmark (Kingdom of) unsec. bonds 4.50%, 11/15/39 (Denmark)	DKK	750,000	136,954
Denmark (Kingdom of) unsec. bonds 1.75%, 11/15/25 (Denmark)	DKK	1,470,000	210,114
Dominican (Republic of) sr. unsec. bonds Ser. REGS, 4.875%, 9/23/32 (Dominican Republic)		$218,000	194,565
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)		255,000	258,494
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.00%, 7/19/28 (Dominican Republic)		150,000	150,495
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 1/25/27 (Dominican Republic)		241,000	241,482
Finland (Government of) sr. unsec. bonds Ser. REGS, 1.125%, 4/15/34 (Finland)	EUR	260,000	241,875
France (Government of) sr. unsec. notes Ser. REGS, 3.00%, 5/25/33 (France)	EUR	400,000	446,070
France (Government of) sr. unsec. notes Ser. REGS, zero %, 11/25/30 (France)	EUR	560,000	513,990
France (Government of) unsec. bonds 4.50%, 4/25/41 (France)	EUR	780,000	1,009,597
France (Government of) unsec. bonds 4.00%, 4/25/55 (France)	EUR	430,000	534,592
France (Government of) unsec. bonds 3.25%, 5/25/45 (France)	EUR	70,000	77,253
France (Government of) unsec. bonds 2.75%, 10/25/27 (France)	EUR	1,440,000	1,577,217
France (Government of) unsec. bonds 0.50%, 5/25/25 (France)	EUR	420,000	440,277
France (Government of) unsec. notes Ser. REGS, 0.50%, 5/25/29 (France)	EUR	710,000	696,706
Germany (Federal Republic of) unsec. bonds 2.50%, 7/4/44 (Germany)	EUR	900,000	984,613
Germany (Federal Republic of) unsec. notes 2.60%, 8/15/33 (Germany)	EUR	1,050,000	1,180,681
Germany (Federal Republic of) unsec. notes 2.20%, 4/13/28 (Germany)	EUR	1,950,000	2,117,965
Guatemala (Republic of) 144A sr. unsec. notes 7.05%, 10/4/32 (Guatemala)		$200,000	209,750
Indonesia (Republic of) sr. unsec. unsub. bonds 2.85%, 2/14/30 (Indonesia)		200,000	179,377
Indonesia (Republic of) sr. unsec. unsub. notes 3.85%, 10/15/30 (Indonesia)		710,000	671,069
Ireland (Republic of) unsec. bonds 2.00%, 2/18/45 (Ireland)	EUR	90,000	83,267
Ireland (Republic of) unsec. notes 0.20%, 5/15/27 (Ireland)	EUR	410,000	414,021
Italy (Republic of) sr. unsec. bonds 6.50%, 11/1/27 (Italy)	EUR	1,350,000	1,643,896
Italy (Republic of) sr. unsec. bonds 4.75%, 9/1/44 (Italy)	EUR	470,000	543,103
Italy (Republic of) sr. unsec. bonds 4.00%, 2/1/37 (Italy)	EUR	190,000	207,573
Italy (Republic of) sr. unsec. bonds 1.70%, 9/1/51 (Italy)	EUR	280,000	183,267
Italy (Republic of) sr. unsec. bonds 1.65%, 3/1/32 (Italy)	EUR	1,590,000	1,502,442
Italy (Republic of) sr. unsec. notes 3.50%, 1/15/26 (Italy)	EUR	580,000	633,845
Japan (Government of) sr. unsec. bonds Ser. 95, 2.30%, 6/20/27 (Japan)	JPY	205,000,000	1,494,558
Japan (Government of) sr. unsec. unsub. bonds 0.80%, 3/20/47 (Japan)	JPY	93,000,000	529,888
Japan (Government of) sr. unsec. unsub. bonds 0.50%, 3/20/60 (Japan)	JPY	39,000,000	171,554
Japan (Government of) sr. unsec. unsub. bonds Ser. 32, 2.30%, 3/20/40 (Japan)	JPY	310,000,000	2,418,813
Japan (Government of) sr. unsec. unsub. bonds Ser. 125, 2.20%, 3/20/31 (Japan)	JPY	583,000,000	4,447,999
Japan (Government of) sr. unsec. unsub. bonds Ser. 156, 0.40%, 3/20/36 (Japan)	JPY	230,000,000	1,468,309
Japan (Government of) sr. unsec. unsub. notes Ser. 346, 0.10%, 3/20/27 (Japan)	JPY	600,000,000	4,075,092
Japan (Government of) 30 yr sr. unsec. unsub. bonds Ser. 51, 0.30%, 6/20/46 (Japan)	JPY	171,000,000	876,204
Japan (Government of) 40 yr sr. unsec. unsub. bonds Ser. 4, 2.20%, 3/20/51 (Japan)	JPY	212,000,000	1,579,240
Kazakhstan (Republic of) sr. unsec. unsub. bonds Ser. REGS, 4.875%, 10/14/44 (Kazakhstan)		$670,000	626,551
Malaysia (Federation of) sr. unsec. notes 3.582%, 7/15/32 (Malaysia)	MYR	2,280,000	473,584
Mexico (Government of) sr. unsec. notes 7.50%, 6/3/27 (Mexico)	MXN	12,510,000	696,124
Netherlands (Government of) unsec. bonds 3.75%, 1/15/42 (Netherlands)	EUR	360,000	449,083
Netherlands (Government of) unsec. notes 0.25%, 7/15/29 (Netherlands)	EUR	110,000	106,870
Netherlands (Government of) unsec. notes Ser. REGS, 0.50%, 7/15/26 (Netherlands)	EUR	300,000	309,880
New Zealand (Government of) sr. unsec. notes 3.00%, 4/20/29 (New Zealand)	NZD	380,000	217,358
Norway (Kingdom of) sr. unsec. notes 1.75%, 2/17/27 (Norway)	NOK	1,880,000	169,763
Ontario (Province of) unsec. bonds 6.50%, 3/8/29 (Canada)	CAD	1,470,000	1,229,259
Ontario (Province of) unsec. bonds 2.90%, 12/2/46 (Canada)	CAD	740,000	440,428
Ontario (Province of) unsec. notes 2.60%, 6/2/25 (Canada)	CAD	1,220,000	884,984
Paraguay (Republic of) sr. unsec. notes Ser. REGS, 4.95%, 4/28/31 (Paraguay)		$370,000	356,125
Paraguay (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.70%, 3/27/27 (Paraguay)		200,000	196,500
Paraguay (Republic of) 144A sr. unsec. bonds 2.739%, 1/29/33 (Paraguay)		220,000	177,100
Poland (Government of) unsec. notes 0.75%, 4/25/25 (Poland)	PLN	1,850,000	437,256
Portugal (Republic of) sr. unsec. notes 0.30%, 10/17/31 (Portugal)	EUR	320,000	289,987
Romania (Government of) 144A sr. unsec. bonds 3.00%, 2/14/31 (Romania)		$540,000	458,665
Romania (Government of) 144A sr. unsec. notes 6.375%, 1/30/34 (Romania)		600,000	612,743
Spain (Kingdom of) sr. unsec. bonds 5.15%, 10/31/44 (Spain)	EUR	230,000	302,683
Spain (Kingdom of) sr. unsec. bonds 5.15%, 10/31/28 (Spain)	EUR	640,000	768,324
Spain (Kingdom of) sr. unsec. bonds 4.20%, 1/31/37 (Spain)	EUR	490,000	578,431
Spain (Kingdom of) sr. unsec. bonds 1.00%, 10/31/50 (Spain)	EUR	50,000	29,450
Spain (Kingdom of) sr. unsec. notes 1.60%, 4/30/25 (Spain)	EUR	210,000	222,873
Spain (Kingdom of) sr. unsec. notes 1.50%, 4/30/27 (Spain)	EUR	280,000	292,290
Spain (Kingdom of) sr. unsec. notes 1.25%, 10/31/30 (Spain)	EUR	690,000	675,470
Spain (Kingdom of) sr. unsec. unsub. bonds 2.90%, 10/31/46 (Spain)	EUR	170,000	162,209
Sweden (Government of) notes 1.00%, 11/12/26 (Sweden)	SEK	6,110,000	564,790
Sweden (Government of) unsec. bonds Ser. 1053, 3.50%, 3/30/39 (Sweden)	SEK	140,000	15,366
Switzerland (Government of) unsec. bonds 4.00%, 4/8/28 (Switzerland)	CHF	360,000	472,224
Switzerland (Government of) unsec. bonds 1.50%, 4/30/42 (Switzerland)	CHF	170,000	216,186
Thailand (Government of) sr. unsec. bonds 2.00%, 12/17/31 (Thailand)	THB	15,700,000	425,568
United Kingdom Treasury unsec. bonds 4.50%, 9/7/34 (United Kingdom)	GBP	1,590,000	2,116,967
United Kingdom Treasury unsec. bonds 3.50%, 7/22/68 (United Kingdom)	GBP	610,000	649,442
United Kingdom Treasury unsec. notes 6.00%, 12/7/28 (United Kingdom)	GBP	420,000	587,409
United Kingdom Treasury unsec. notes 4.00%, 1/22/60 (United Kingdom)	GBP	740,000	873,000
United Kingdom Treasury unsec. notes Ser. REGS, 2.00%, 9/7/25 (United Kingdom)	GBP	1,920,000	2,350,000
United Mexican States sr. unsec. unsub. bonds 4.28%, 8/14/41 (Mexico)		$550,000	444,458
United Mexican States sr. unsec. unsub. notes 6.338%, 5/4/53 (Mexico)		460,000	458,530
Uruguay (Oriental Republic of) sr. unsec. unsub. bonds 4.375%, 1/23/31 (Uruguay)		1,170,000	1,152,874
Uruguay (Oriental Republic of) sr. unsec. unsub. notes 4.375%, 10/27/27 (Uruguay)		225,000	224,714

Total foreign government and agency bonds and notes (cost $68,739,288)			$61,937,396

MORTGAGE-BACKED SECURITIES (23.4%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (2.7%)
Federal Home Loan Mortgage Corporation
Strips FRB Ser. 406, Class F30, (US 30 Day Average SOFR + 1.15%), 6.495%, 10/25/53	$317,293	$318,480
REMICs Ser. 5160, Class IA, IO, 4.00%, 11/25/51	3,967,045	802,252
REMICs Ser. 4193, Class PI, IO, 4.00%, 3/15/43	304,379	44,629
REMICs Ser. 5077, Class GI, IO, 3.50%, 2/25/51	3,446,827	614,527
REMICs IFB Ser. 4979, Class SN, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 0.591%, 6/25/50	959,397	103,934
Federal National Mortgage Association
REMICs Ser. 23-49, Class IA, IO, 3.00%, 8/25/46	477,975	56,878
REMICs IFB Ser. 19-42, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 0.591%, 8/25/49	2,847,071	301,667
Government National Mortgage Association
Ser. 16-75, Class LI, IO, 6.00%, 1/20/40	443,222	73,454
Ser. 14-76, IO, 5.00%, 5/20/44	207,143	41,230
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	67,584	13,868
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	44,964	9,307
Ser. 21-122, Class GI, IO, 4.50%, 11/20/47	5,732,053	1,151,956
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	312,493	50,906
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	219,979	40,867
Ser. 22-93, Class ID, IO, 4.00%, 7/20/50	2,125,445	397,913
Ser. 21-117, Class MI, IO, 3.50%, 5/20/42	3,373,923	527,310
Ser. 14-102, Class IG, IO, 3.50%, 3/16/41	159,314	6,119
Ser. 17-H19, Class MI, IO, 2.078%, 4/20/67(WAC)	1,009,939	60,091
Ser. 15-H26, Class EI, IO, 1.749%, 10/20/65(WAC)	1,335,833	56,639
Ser. 15-H25, Class AI, IO, 1.585%, 9/20/65(WAC)	1,614,135	41,806
Ser. 14-H12, Class BI, IO, 1.529%, 5/20/64(WAC)	1,586,685	59,104
IFB Ser. 10-171, Class SB, IO, ((-1 x CME Term SOFR 1 Month) + 6.34%), 0.998%, 12/16/40	344,961	34,134
Ser. 16-H23, Class NI, IO, 0.767%, 10/20/66(WAC)	2,166,329	92,502
Ser. 16-H16, Class EI, IO, 0.684%, 6/20/66(WAC)	1,709,548	65,134
IFB Ser. 20-32, Class GS, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 0.649%, 3/20/50	570,335	63,585
Ser. 17-H02, Class BI, IO, 0.621%, 1/20/67(WAC)	1,870,735	61,906
Ser. 15-H26, Class DI, IO, 0.469%, 10/20/65(WAC)	1,292,806	50,739
Ser. 14-H21, Class AI, IO, 0.158%, 10/20/64(WAC)	1,460,272	47,599
Ser. 17-H04, Class BI, IO, 0.04%, 2/20/67(WAC)	1,647,108	69,101

		5,257,637
Commercial mortgage-backed securities (12.0%)
ACRES Commercial Realty, Ltd. 144A FRB Ser. 21-FL1, Class A, (CME Term SOFR 1 Month + 1.31%), 6.646%, 6/15/36	353,456	347,407
Arbor Realty Commercial Real Estate CLO, Ltd. 144A FRN Ser. 21-FL2, Class A, (CME Term SOFR 1 Month + 1.21%), 6.548%, 5/15/36 (Cayman Islands)	179,959	179,781
AREIT CRE Trust 144A FRB Ser. 22-CRE6, Class A, 6.595%, 1/20/37 (Cayman Islands)	326,337	322,905
BANK
FRB Ser. 20-BN30, Class XA, IO, 1.401%, 12/15/53(WAC)	3,527,604	221,929
FRB Ser. 19-BN20, Class XA, IO, 0.934%, 9/15/62(WAC)	8,965,242	317,795
Barclays Commercial Mortgage Trust
Ser. 19-C3, Class B, 4.096%, 5/15/52	246,000	215,771
FRB Ser. 20-C8, Class XA, IO, 1.945%, 10/15/53(WAC)	4,619,886	385,791
Bayview Opportunity Master Fund VII Trust 144A Ser. 23-1A, Class A, 6.93%, 10/28/60	154,421	165,860
BDS, Ltd. 144A FRB Ser. 21-FL8, Class A, 6.369%, 1/18/36 (Cayman Islands)	422,413	418,189
CD Commercial Mortgage Trust Ser. 17-CD4, Class B, 3.947%, 5/10/50(WAC)	239,000	199,244
CD Mortgage Trust Ser. 18-CD7, Class A4, 4.279%, 8/15/51	256,000	242,046
CFCRE Commercial Mortgage Trust FRB Ser. 17-C8, Class B, 4.199%, 6/15/50(WAC)	210,000	186,689
CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class E, 5.249%, 12/15/47(WAC)	788,000	677,712
Citigroup Commercial Mortgage Trust
FRB Ser. 13-GC17, Class C, 5.231%, 11/10/46(WAC)	66,070	63,859
FRB Ser. 15-P1, Class C, 4.514%, 9/15/48(WAC)	300,000	276,408
Ser. 16-P6, Class A5, 3.72%, 12/10/49(WAC)	238,000	224,876
Ser. 16-C3, Class A4, 3.154%, 11/15/49	418,000	394,541
Citigroup Commercial Mortgage Trust 144A FRB Ser. 14-GC19, Class D, 5.226%, 3/11/47(WAC)	455,000	429,802
COMM Mortgage Trust
FRB Ser. 13-CR13, Class C, 5.097%, 11/10/46(WAC)	378,000	354,914
FRB Ser. 14-CR18, Class C, 4.892%, 7/15/47(WAC)	393,000	385,313
FRB Ser. 14-CR17, Class C, 4.892%, 5/10/47(WAC)	550,000	481,389
FRB Ser. 14-UBS6, Class C, 4.58%, 12/10/47(WAC)	110,000	97,340
FRB Ser. 14-CR14, Class C, 4.447%, 2/10/47(WAC)	52,000	48,100
FRB Ser. 15-LC19, Class C, 4.353%, 2/10/48(WAC)	430,000	401,830
Ser. 14-CR21, Class B, 4.339%, 12/10/47(WAC)	433,000	416,060
FRB Ser. 15-CR22, Class AM, 3.603%, 3/10/48(WAC)	212,000	201,954
FRB Ser. 14-UBS6, Class XA, IO, 0.966%, 12/10/47(WAC)	6,993,972	21,590
FRB Ser. 15-LC21, Class XA, IO, 0.777%, 7/10/48(WAC)	9,060,919	57,602
COMM Mortgage Trust 144A FRB Ser. 13-CR13, Class D, 5.097%, 11/10/46(WAC)	280,000	188,787
Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 06-C4, Class AX, IO, 1.064%, 9/15/39(WAC)	1,581	8
FRB Ser. 07-C2, Class AX, IO, 0.046%, 1/15/49(WAC)	617,751	28
CSAIL Commercial Mortgage Trust
FRB Ser. 15-C1, Class C, 4.391%, 4/15/50(WAC)	569,000	479,872
Ser. 16-C6, Class AS, 3.346%, 1/15/49	254,000	232,771
CSMC Trust
FRB Ser. 16-NXSR, Class C, 4.573%, 12/15/49(WAC)	495,000	374,238
FRB Ser. 16-NXSR, Class AS, 4.049%, 12/15/49(WAC)	267,000	240,820
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.536%, 8/10/44(WAC)	668,510	618,040
Federal Home Loan Mortgage Corporation
Multifamily Structured Pass-Through Certificates FRB Ser. K113, Class XAM, IO, 1.688%, 6/25/30(WAC)	2,243,000	189,958
Multifamily Structured Pass-Through Certificates FRB Ser. K098, Class X1, IO, 1.266%, 8/25/29(WAC)	2,775,001	141,986
FS Rialto Issuer, Ltd. 144A FRB Ser. 21-FL3, Class A, (CME Term SOFR 1 Month + 1.36%), 6.698%, 11/16/36 (Cayman Islands)	427,000	424,183
Government National Mortgage Association
FRB Ser. 21-17, IO, 1.051%, 1/16/61	2,370,914	177,873
FRB Ser. 20-190, IO, 1.05%, 11/16/62	3,784,438	278,740
FRB Ser. 21-189, 0.884%, 6/16/61	5,004,642	326,676
GS Mortgage Securities Trust FRB Ser. 15-GC30, Class C, 4.203%, 5/10/50(WAC)	286,000	222,926
GS Mortgage Securities Trust 144A FRB Ser. 10-C1, Class D, 6.571%, 8/10/43(WAC)	328,000	247,921
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C22, Class C, 4.711%, 9/15/47(WAC)	204,000	166,226
FRB Ser. 14-C19, Class B, 4.394%, 4/15/47(WAC)	550,000	542,470
Ser. 14-C21, Class AS, 3.997%, 8/15/47	375,000	364,832
FRB Ser. 15-C33, Class XA, IO, 1.051%, 12/15/48(WAC)	2,880,396	35,661
FRB Ser. 14-C22, Class XA, IO, 0.932%, 9/15/47(WAC)	7,169,140	10,992
JPMBB Commercial Mortgage Securities Trust 144A FRB Ser. 13-C17, Class D, 4.854%, 1/15/47(WAC)	505,000	406,545
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 13-LC11, Class AS, 3.216%, 4/15/46	101,937	93,887
FRB Ser. 19-COR5, Class XA, IO, 1.624%, 6/13/52(WAC)	8,037,313	423,518
FRB Ser. 06-CB17, Class X, IO, 1.144%, 12/12/43(WAC)	256,279	2,234
JPMorgan Chase Commercial Mortgage Securities Trust 144A FRB Ser. 21-1MEM, Class D, 2.742%, 10/9/42(WAC)	915,000	580,512
LB-UBS Commercial Mortgage Trust 144A FRB Ser. 06-C6, Class XCL, IO, 0.435%, 9/15/39(WAC)	686,987	2,784
Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X, IO, 7.004%, 12/15/49(WAC)	1,175	—
MF1 Multifamily Housing Mortgage, Ltd. 144A FRB Ser. 21-FL6, Class A, (CME Term SOFR 1 Month + 1.21%), 6.549%, 7/16/36 (Cayman Islands)	628,606	619,283
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 14-C14, Class C, 5.179%, 2/15/47(WAC)	284,447	280,547
Ser. 14-C18, Class C, 4.604%, 10/15/47(WAC)	310,000	291,891
FRB Ser. 14-C17, Class C, 4.562%, 8/15/47(WAC)	591,000	558,927
FRB Ser. 15-C24, Class B, 4.467%, 5/15/48(WAC)	253,000	240,741
FRB Ser. 15-C24, Class C, 4.467%, 5/15/48(WAC)	313,000	275,272
FRB Ser. 15-C22, Class C, 4.34%, 4/15/48(WAC)	434,000	392,680
Ser. 16-C28, Class A4, 3.544%, 1/15/49	304,000	291,717
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 12-C6, Class D, 4.572%, 11/15/45(WAC)	278,000	225,186
FRB Ser. 13-C9, Class D, 3.944%, 5/15/46(WAC)	274,000	190,801
Morgan Stanley Capital I Trust
Ser. 15-UBS8, Class B, 4.315%, 12/15/48(WAC)	191,000	168,695
Ser. 15-UBS8, Class A4, 3.809%, 12/15/48	352,000	340,953
Multifamily Connecticut Avenue Securities Trust 144A FRB Ser. 19-01, Class M10, 8.709%, 10/25/49	646,529	633,605
Shelter Growth CRE Issuer, Ltd. 144A FRB Ser. 23-FL5, Class A, (CME Term SOFR 1 Month + 2.75%), 8.091%, 5/19/38 (Bermuda)	330,000	331,703
UBS Commercial Mortgage Trust
Ser. 17-C1, Class A4, 3.46%, 6/15/50	279,000	264,479
FRB Ser. 17-C7, Class XA, IO, 1.14%, 12/15/50(WAC)	5,638,763	173,000
Wells Fargo Commercial Mortgage Trust
FRB Ser. 15-C30, Class C, 4.648%, 9/15/58(WAC)	342,000	315,280
Ser. 17-RC1, Class C, 4.591%, 1/15/60	199,000	177,444
FRB Ser. 20-C57, Class C, 4.157%, 8/15/53(WAC)	167,000	144,992
FRB Ser. 13-LC12, Class C, 4.085%, 7/15/46(WAC)	242,000	172,050
Ser. 17-RC1, Class AS, 3.844%, 1/15/60	182,000	171,502
Ser. 16-NXS6, Class A4, 2.918%, 11/15/49	186,000	175,805
Ser. 16-BNK1, Class AS, 2.814%, 8/15/49	707,000	624,505
FRB Ser. 19-C52, Class XA, IO, 1.748%, 8/15/52(WAC)	3,388,242	206,376
FRB Ser. 16-LC25, Class XA, IO, 0.965%, 12/15/59(WAC)	3,969,921	74,251
WF-RBS Commercial Mortgage Trust
Ser. 14-C19, Class B, 4.723%, 3/15/47(WAC)	930,000	926,368
Ser. 14-C23, Class A5, 3.917%, 10/15/57	158,000	154,595
FRB Ser. 13-C14, Class XA, IO, 0.476%, 6/15/46(WAC)	354,774	4
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C4, Class E, 5.145%, 6/15/44(WAC)	163,000	121,489
FRB Ser. 11-C4, Class C, 5.145%, 6/15/44(WAC)	60,775	55,660
FRB Ser. 12-C10, Class D, 4.543%, 12/15/45(WAC)	180,000	78,936

		23,189,922
Residential mortgage-backed securities (non-agency) (8.7%)
A&D Mortgage Trust 144A Ser. 23-NQM5, Class A1, 7.049%, 11/25/68	831,521	840,205
Arroyo Mortgage Trust 144A Ser. 19-3, Class A3, 3.416%, 10/25/48(WAC)	75,235	69,600
BankUnited Trust FRB Ser. 05-1, Class 1A1, (CME Term SOFR 1 Month + 0.71%), 6.05%, 9/25/45	79,480	73,937
BRAVO Residential Funding Trust 144A
Ser. 21-A, Class A1, 4.991%, 10/25/59	334,153	328,410
Ser. 21-C, Class A1, 1.62%, 3/1/61	250,642	239,234
Carrington Mortgage Loan Trust FRB Ser. 06-NC2, Class A4, (CME Term SOFR 1 Month + 0.59%), 5.93%, 6/25/36	138,031	130,250
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 06-4A, Class A2, (CME Term SOFR 1 Month + 0.29%), 5.63%, 11/25/47	162,463	118,435
COLT Mortgage Loan Trust 144A
Ser. 23-3, Class A1, 7.18%, 9/25/68	989,565	1,010,804
Ser. 20-2, Class A2, 3.094%, 3/25/65(WAC)	665,000	639,516
Countrywide Alternative Loan Trust
FRB Ser. 06-OA10, Class 1A1, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 0.96%), 6.018%, 8/25/46	98,362	84,335
FRB Ser. 06-OA7, Class 1A2, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 0.94%), 5.998%, 6/25/46	204,258	174,885
FRB Ser. 06-OA10, Class 4A1, (CME Term SOFR 1 Month + 0.49%), 5.83%, 8/25/46	258,557	220,442
FRB Ser. 06-OA19, Class A1, (CME Term SOFR 1 Month + 0.29%), 5.631%, 2/20/47	142,763	108,745
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M3, (US 30 Day Average SOFR + 5.11%), 10.459%, 12/25/28	362,736	386,455
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M3, (US 30 Day Average SOFR + 4.81%), 10.159%, 4/25/28	373,777	391,257
Structured Agency Credit Risk Debt FRN Ser. 16-DNA4, Class M3, (US 30 Day Average SOFR + 3.91%), 9.259%, 3/25/29	105,307	110,392
Structured Agency Credit Risk Debt FRN Ser. 17-HQA1, Class M2, (US 30 Day Average SOFR + 3.66%), 9.009%, 8/25/29	295,269	308,556
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Debt FRN Ser. 22-DNA5, Class M1A, (US 30 Day Average SOFR + 2.95%), 8.295%, 6/25/42	404,371	415,910
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class M2, (US 30 Day Average SOFR + 2.80%), 8.145%, 10/25/50	22,955	23,293
Structured Agency Credit Risk Debt FRN Ser. 22-HQA2, Class M1A, (US 30 Day Average SOFR + 2.65%), 7.995%, 7/25/42	429,653	441,468
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA3, Class M1A, (US 30 Day Average SOFR + 2.30%), 7.645%, 8/25/42	43,081	43,987
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA4, Class M1A, (US 30 Day Average SOFR + 2.20%), 7.545%, 5/25/42	224,957	229,034
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA6, Class M1A, (US 30 Day Average SOFR + 2.15%), 7.495%, 9/25/42	25,563	25,882
Structured Agency Credit Risk Trust FRB Ser. 19-DNA4, Class M2, (US 30 Day Average SOFR + 2.06%), 7.409%, 10/25/49	61	61
Structured Agency Credit Risk Debt FRN Ser. 23-HQA2, Class M1A, (US 30 Day Average SOFR + 2.00%), 7.345%, 6/25/43	20,454	20,633
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA3, Class M1A, (US 30 Day Average SOFR + 2.00%), 7.345%, 4/25/42	90,756	91,942
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1B, (US 30 Day Average SOFR + 1.85%), 7.195%, 1/25/42	212,000	212,728
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA1, Class M2, (US 30 Day Average SOFR + 1.80%), 7.145%, 1/25/51	16,397	16,558
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA5, Class M2, (US 30 Day Average SOFR + 1.65%), 6.995%, 1/25/34	75,034	75,409
Structured Agency Credit Risk Debt FRN Ser. 22-DNA2, Class M1A, (US 30 Day Average SOFR + 1.30%), 6.645%, 2/25/42	150,994	151,514
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1A, (US 30 Day Average SOFR + 1.00%), 6.345%, 1/25/42	217,558	216,778
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-HQA3, Class M1, (US 30 Day Average SOFR + 0.85%), 6.195%, 9/25/41	34,428	34,246
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA6, Class M1, (US 30 Day Average SOFR + 0.80%), 6.145%, 10/25/41	127,427	127,497
Seasoned Credit Risk Transfer Trust FRB Ser. 17-2, Class 2, 4.00%, 8/25/56(WAC)	342,570	334,128
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M2, (US 30 Day Average SOFR + 7.06%), 12.409%, 8/25/28	100,040	105,184
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (US 30 Day Average SOFR + 6.86%), 12.209%, 8/25/28	164,562	175,690
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (US 30 Day Average SOFR + 6.11%), 11.459%, 9/25/28	92,032	96,399
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (US 30 Day Average SOFR + 6.01%), 11.359%, 10/25/28	39,195	41,759
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (US 30 Day Average SOFR + 5.81%), 11.159%, 4/25/28	250,264	266,531
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (US 30 Day Average SOFR + 5.66%), 11.009%, 4/25/28	376,309	390,803
Connecticut Avenue Securities FRB Ser. 14-C04, Class 1M2, (US 30 Day Average SOFR + 4.90%), 10.359%, 11/25/24	4,158	4,322
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2M2C, (US 30 Day Average SOFR + 3.76%), 9.109%, 9/25/29	72,000	75,240
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2, (US 30 Day Average SOFR + 3.01%), 8.359%, 7/25/24	190,930	192,726
Connecticut Avenue Securities Trust FRB Ser. 17-C06, Class 2M2C, (US 30 Day Average SOFR + 2.91%), 8.259%, 2/25/30	64,000	66,386
Connecticut Avenue Securities Trust FRB Ser. 18-C05, Class 1M2, (US 30 Day Average SOFR + 2.46%), 7.809%, 1/25/31	72,439	74,250
Connecticut Avenue Securities FRB Ser. 18-C02, Class 2M2, (US 30 Day Average SOFR + 2.31%), 7.659%, 8/25/30	3,793	3,873
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1EB1, (US 30 Day Average SOFR + 1.36%), 6.709%, 7/25/29	7,934	7,940
Connecticut Avenue Securities FRB Ser. 17-C07, Class 1EB2, (US 30 Day Average SOFR + 1.11%), 6.459%, 5/25/30	104,695	104,864
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M2, (US 30 Day Average SOFR + 3.00%), 8.345%, 1/25/42	427,000	439,276
Connecticut Avenue Securities Trust FRB Ser. 22-R07, Class 1M1, (US 30 Day Average SOFR + 2.95%), 8.294%, 6/25/42	135,909	140,450
Connecticut Avenue Securities Trust FRB Ser. 22-R06, Class 1M1, (US 30 Day Average SOFR + 2.75%), 8.095%, 5/25/42	36,131	37,218
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (US 30 Day Average SOFR + 2.56%), 7.909%, 7/25/31	2,405	2,415
Connecticut Avenue Securities Trust FRB Ser. 22-R08, Class 1M1, (US 30 Day Average SOFR + 2.55%), 7.895%, 7/25/42	56,534	58,163
Connecticut Avenue Securities Trust FRB Ser. 18-R07, Class 1M2, (US 30 Day Average SOFR + 2.51%), 7.859%, 4/25/31	906	910
Connecticut Avenue Securities Trust FRB Ser. 22-R09, Class 2M1, (US 30 Day Average SOFR + 2.50%), 7.844%, 9/25/42	103,648	105,387
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (US 30 Day Average SOFR + 2.26%), 7.609%, 11/25/39	46,905	47,314
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1M2, (US 30 Day Average SOFR + 2.16%), 7.509%, 1/25/40	378,044	383,637
Connecticut Avenue Securities Trust FRB Ser. 22-R03, Class 1M1, (US 30 Day Average SOFR + 2.10%), 7.445%, 3/25/42	171,260	173,802
Connecticut Avenue Securities Trust FRB Ser. 22-R04, Class 1M1, (US 30 Day Average SOFR + 2.00%), 7.345%, 3/25/42	97,948	99,293
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M1, (US 30 Day Average SOFR + 1.10%), 6.545%, 1/25/42	346,294	346,673
Connecticut Avenue Securities Trust FRB Ser. 22-R01, Class 1M1, (US 30 Day Average SOFR + 1.00%), 6.345%, 12/25/41	80,113	80,188
Connecticut Avenue Securities Trust FRB Ser. 21-R01, Class 1M1, (US 30 Day Average SOFR + 0.75%), 6.095%, 10/25/41	527	527
Finance of America HECM Buyout 144A Ser. 22-HB2, Class A1A, 4.00%, 8/1/32(WAC)	221,000	217,597
GSAA Home Equity Trust Ser. 06-15, Class AF3A, 5.882%, 9/25/36(WAC)	875,096	285,607
JPMorgan Mortgage Trust 144A FRB Ser. 23-HE2, Class A1, (US 30 Day Average SOFR + 1.70%), 7.045%, 3/25/54	438,244	440,077
Legacy Mortgage Asset Trust 144A
Ser. 20-GS5, Class A1, 6.25%, 6/25/60	190,848	193,129
Ser. 21-GS3, Class A1, 1.75%, 7/25/61	238,407	230,944
LHOME Mortgage Trust 144A Ser. 21-RTL2, Class A1, 3.09%, 6/25/26	123,919	123,243
MFRA Trust 144A Ser. 23-INV2, Class A1, 6.775%, 10/25/58	798,152	818,419
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 4.641%, 8/26/47(WAC)	85,634	82,516
New Residential Mortgage Loan Trust 144A FRB Ser. 18-4A, Class A1M, (CME Term SOFR 1 Month + 1.01%), 6.35%, 1/25/48	39,738	39,623
New York Mortgage Trust 144A Ser. 21-BPL1, Class A1, 2.239%, 5/25/26	155,354	154,876
NovaStar Mortgage Funding Trust FRB Ser. 06-5, Class A2C, (CME Term SOFR 1 Month + 0.45%), 5.79%, 11/25/36	999,467	295,706
OBX Trust 144A Ser. 23-NQM7, Class A1, 6.844%, 4/25/63	463,489	471,143
Renaissance Home Equity Loan Trust FRB Ser. 03-4, Class A1, (CME Term SOFR 1 Month + 1.15%), 6.49%, 3/25/34	132,127	119,792
Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR7, Class 1A1, (CME Term SOFR 1 Month + 0.96%), 6.30%, 5/25/47	284,933	224,966
Toorak Mortgage Corp., Ltd. 144A Ser. 21-1, Class A1, 3.24%, 6/25/24	61,059	60,254
Verus Securitization Trust 144A FRB Ser. 24-1, Class A1, 5.712%, 1/25/69(WAC)	827,000	826,396
Vista Point Securitization Trust 144A FRB Ser. 20-2, Class A2, 1.986%, 4/25/65(WAC)	54,715	49,914
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR13, Class A1C3, (CME Term SOFR 1 Month + 1.09%), 6.43%, 10/25/45	97,476	93,107
FRB Ser. 05-AR9, Class A1C3, (CME Term SOFR 1 Month + 1.07%), 6.41%, 7/25/45	178,210	168,649
FRB Ser. 05-AR1, Class A1B, (CME Term SOFR 1 Month + 0.89%), 6.23%, 1/25/45	100,917	96,039
FRB Ser. 05-AR2, Class 2A1B, (CME Term SOFR 1 Month + 0.85%), 6.19%, 1/25/45	114,693	110,574
Washington Mutual Asset-Backed Certificates Trust FRB Ser. 06-HE2, Class A3, (CME Term SOFR 1 Month + 0.41%), 5.75%, 5/25/36	483,904	359,432

		16,679,749

Total mortgage-backed securities (cost $47,319,373)		$45,127,308

CORPORATE BONDS AND NOTES (21.4%)(a)
		Principal amount	Value
Basic materials (0.8%)
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.33%, 7/15/29 (Germany)		$70,000	$72,948
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.165%, 7/15/27 (Germany)		365,000	373,886
Glencore Finance Canada, Ltd. 144A company guaranty sr. unsec. unsub. notes 6.00%, 11/15/41 (Canada)		127,000	129,799
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 6.375%, 10/6/30		275,000	294,641
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29		278,000	267,182
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 2.30%, 11/1/30		107,000	89,062
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30		172,000	198,775
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)		33,000	38,113

			1,464,406
Capital goods (1.0%)
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27		351,000	316,984
Boeing Co. (The) sr. unsec. notes 2.70%, 2/1/27		95,000	88,937
Boeing Co. (The) sr. unsec. notes 2.196%, 2/4/26		429,000	404,046
Boeing Co. (The) sr. unsec. unsub. bonds 3.375%, 6/15/46		70,000	49,362
Boeing Co. (The) sr. unsec. unsub. notes 6.125%, 2/15/33		40,000	42,337
Howmet Aerospace, Inc. sr. unsec. unsub. bonds 5.95%, 2/1/37		319,000	328,522
Republic Services, Inc. sr. unsec. unsub. notes 4.875%, 4/1/29		445,000	450,593
RTX Corp. sr. unsec. notes 5.15%, 2/27/33		75,000	76,004
Waste Management, Inc. company guaranty sr. unsec. notes 4.875%, 2/15/29		163,000	165,928

			1,922,713
Communication services (2.0%)
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30(R)		241,000	214,500
American Tower Corp. sr. unsec. unsub. notes 3.55%, 7/15/27(R)		496,000	476,060
AT&T, Inc. company guaranty sr. unsec. unsub. notes 2.30%, 6/1/27		344,000	318,854
AT&T, Inc. sr. unsec. notes 4.10%, 2/15/28		105,000	102,747
AT&T, Inc. sr. unsec. unsub. bonds 2.55%, 12/1/33		11,000	8,924
AT&T, Inc. sr. unsec. unsub. notes 4.25%, 3/1/27		295,000	291,139
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25		464,000	459,886
Comcast Corp. company guaranty sr. unsec. unsub. bonds 2.35%, 1/15/27		410,000	385,842
Crown Castle, Inc. sr. unsec. bonds 3.80%, 2/15/28(R)		112,000	106,500
Crown Castle, Inc. sr. unsec. bonds 3.65%, 9/1/27(R)		192,000	182,797
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29(R)		186,000	170,065
Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 3.80%, 3/15/32 (Canada)		160,000	145,534
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28		74,000	79,952
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30		13,000	12,294
T-Mobile USA, Inc. company guaranty sr. notes 3.75%, 4/15/27		365,000	353,866
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 5.05%, 7/15/33		35,000	34,937
T-Mobile USA, Inc. company guaranty sr. unsec. notes 3.375%, 4/15/29		220,000	204,097
Verizon Communications, Inc. sr. unsec. unsub. notes 2.10%, 3/22/28		257,000	232,386

			3,780,380
Consumer cyclicals (1.4%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)		284,000	272,640
Block, Inc. sr. unsec. notes 3.50%, 6/1/31		354,000	304,962
Booking Holdings, Inc. sr. unsec. sub. notes 4.625%, 4/13/30		320,000	320,876
Global Payments, Inc. sr. unsec. notes 2.15%, 1/15/27		61,000	56,437
Hyundai Capital America 144A sr. unsec. notes 6.375%, 4/8/30 (South Korea)		50,000	53,233
Hyundai Capital America 144A sr. unsec. notes 5.40%, 1/8/31 (South Korea)		85,000	86,633
Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/29/27		133,000	132,676
Netflix, Inc. sr. unsec. bonds Ser. REGS, 3.875%, 11/15/29	EUR	435,000	480,879
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 1.711%, 1/29/27		$400,000	366,478
Tapestry, Inc. company guaranty sr. unsec. notes 7.85%, 11/27/33		88,000	94,049
Tapestry, Inc. company guaranty sr. unsec. notes 7.70%, 11/27/30		117,000	124,008
Warnermedia Holdings, Inc. company guaranty sr. unsec. bonds 5.05%, 3/15/42		150,000	132,961
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 4.279%, 3/15/32		463,000	423,928

			2,849,760
Consumer staples (1.0%)
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27		435,000	420,084
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42		151,000	156,965
Haleon US Capital, LLC company guaranty sr. unsec. unsub. notes 3.375%, 3/24/27		250,000	240,716
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL 144A company guaranty sr. unsec. bonds 6.75%, 3/15/34		230,000	242,080
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 3.00%, 2/2/29		214,000	189,260
Kenvue, Inc. company guaranty sr. unsec. notes Ser. REGS, 4.90%, 3/22/33		398,000	405,989
Kenvue, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 5.05%, 3/22/53		62,000	62,521
Kenvue, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 5.05%, 3/22/28		50,000	51,126
McDonald's Corp. sr. unsec. unsub. bonds Ser. MTN, 6.30%, 10/15/37		110,000	123,798

			1,892,539
Energy (1.4%)
Cheniere Energy Partners LP company guaranty sr. unsec. notes 4.50%, 10/1/29		270,000	257,575
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 3.25%, 1/31/32		153,000	129,882
Columbia Pipelines Operating Co., LLC 144A sr. unsec. bonds 6.544%, 11/15/53		120,000	131,645
Columbia Pipelines Operating Co., LLC 144A sr. unsec. notes 5.927%, 8/15/30		105,000	108,992
Diamondback Energy, Inc. company guaranty sr. unsec. notes 6.25%, 3/15/33		365,000	389,018
Occidental Petroleum Corp. sr. unsec. sub. notes 8.50%, 7/15/27		318,000	347,456
ONEOK, Inc. company guaranty sr. unsec. unsub. notes 6.10%, 11/15/32		220,000	231,543
Ovintiv, Inc. company guaranty sr. unsec. bonds 6.25%, 7/15/33		47,000	49,023
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/28		216,000	219,768
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/25		47,000	47,227
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 6.50%, 7/3/33 (Brazil)		44,000	43,665
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)		267,000	266,960
Petroleos Mexicanos company guaranty sr. unsec. unsub. FRB 5.95%, 1/28/31 (Mexico)		246,000	194,112
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.70%, 2/16/32 (Mexico)		31,000	25,311
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.49%, 1/23/27 (Mexico)		90,000	84,604
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 4.875%, 2/1/31		205,000	196,595

			2,723,376
Financials (9.0%)
ABN AMRO Bank NV 144A unsec. sub. notes 4.75%, 7/28/25 (Netherlands)		400,000	393,502
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. bonds 3.30%, 1/30/32 (Ireland)		660,000	565,700
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28		380,000	373,069
Air Lease Corp. sr. unsec. sub. notes 5.85%, 12/15/27		155,000	158,367
Aircastle, Ltd. 144A sr. unsec. notes 5.25%, 8/11/25		225,000	222,959
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31		180,000	199,163
Aon PLC company guaranty sr. unsec. unsub. notes 4.25%, 12/12/42		386,000	310,108
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26		524,000	503,804
Athene Holding, Ltd. sr. unsec. bonds 5.875%, 1/15/34		376,000	377,742
Banco Santander SA jr. unsec. sub. FRB 9.625%, 11/21/53 (Spain)		200,000	214,000
Banco Santander SA sr. unsec. unsub. notes 4.379%, 4/12/28 (Spain)		200,000	193,738
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)		400,000	397,524
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity		346,000	346,642
Bank of America Corp. sr. unsec. FRN 4.948%, 7/22/28		410,000	410,793
Bank of America Corp. unsec. sub. FRB 3.846%, 3/8/37		525,000	466,354
Bank of Nova Scotia (The) sr. unsec. unsub. notes 5.35%, 12/7/26 (Canada)		300,000	304,303
BNP Paribas SA 144A unsec. sub. notes 4.375%, 5/12/26 (France)		400,000	392,293
BPCE SA 144A sr. unsec. notes 3.50%, 10/23/27 (France)		250,000	234,954
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)		540,000	531,487
Capital One Financial Corp. sr. unsec. unsub. FRN 1.878%, 11/2/27		116,000	105,452
Citigroup, Inc. jr. unsec. sub. FRN 3.875%, perpetual maturity		415,000	382,390
Citigroup, Inc. sub. unsec. bonds 6.174%, 5/25/34		67,000	69,496
Commonwealth Bank of Australia 144A sr. unsec. notes 2.552%, 3/14/27 (Australia)		177,000	166,308
Corebridge Financial, Inc. sr. unsec. notes 3.85%, 4/5/29		165,000	155,830
Credit Agricole SA 144A unsec. sub. FRN 4.00%, 1/10/33 (France)		400,000	373,644
Deutsche Bank AG unsec. sub. notes 4.50%, 4/1/25 (Germany)		400,000	393,661
EPR Properties company guaranty sr. unsec. unsub. notes 4.50%, 6/1/27(R)		64,000	60,889
Extra Space Storage LP company guaranty sr. unsec. notes 5.90%, 1/15/31(R)		355,000	369,078
Fidelity National Financial, Inc. sr. unsec. bonds 3.20%, 9/17/51		160,000	103,004
First-Citizens Bank & Trust Co. unsec. sub. notes 6.125%, 3/9/28		306,000	311,917
Ford Motor Co. sr. unsec. unsub. notes 5.80%, 3/5/27		200,000	201,278
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 6.75%, 12/1/33(R)		215,000	228,824
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26(R)		498,000	496,310
Goldman Sachs Group, Inc. (The) jr. unsec. sub. FRN 3.65%, 7/28/51		63,000	56,689
Goldman Sachs Group, Inc. (The) unsec. sub. notes 5.95%, 1/15/27		192,000	198,060
ING Groep NV sr. unsec. unsub. FRN 6.083%, 9/11/27 (Netherlands)		275,000	280,639
Intercontinental Exchange, Inc. sr. unsec. notes 4.35%, 6/15/29		222,000	218,873
Intesa Sanpaolo SpA 144A unsec. sub. bonds 4.198%, 6/1/32 (Italy)		251,000	207,860
JPMorgan Chase & Co. sr. unsec. unsub. notes 6.07%, 10/22/27		1,200,000	1,236,095
JPMorgan Chase & Co. unsec. sub. notes 4.125%, 12/15/26		113,000	111,366
LPL Holdings, Inc. company guaranty sr. unsec. notes 6.75%, 11/17/28		142,000	149,287
Massachusetts Mutual Life Insurance Co. 144A unsec. sub. bonds 3.729%, 10/15/70		429,000	300,841
MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37		110,000	118,805
Morgan Stanley sr. unsec. notes 5.123%, 2/1/29		815,000	817,979
Nasdaq, Inc. sr. unsec. sub. bonds 5.55%, 2/15/34		38,000	39,404
NatWest Group PLC sr. unsec. unsub. FRN 1.642%, 6/14/27 (United Kingdom)		301,000	276,547
Prologis LP sr. unsec. unsub. FRN 5.00%, 3/15/34		320,000	321,455
Protective Life Global Funding 144A 5.467%, 12/8/28		305,000	313,367
Teachers Insurance & Annuity Association of America 144A unsec. sub. notes 6.85%, 12/16/39		102,000	118,754
Truist Financial Corp. sr. unsec. unsub. FRB Ser. MTN, 5.711%, 1/24/35		200,000	203,372
UBS Group AG 144A sr. unsec. bonds 5.428%, 2/8/30 (Switzerland)		420,000	423,243
UBS Group AG 144A sr. unsec. FRN 2.193%, 6/5/26 (Switzerland)		250,000	239,045
UBS Group AG 144A sr. unsec. unsub. FRN 1.305%, 2/2/27 (Switzerland)		379,000	348,564
UBS Group Funding Switzerland AG company guaranty jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)		300,000	296,625
US Bancorp unsec. sub. FRB 2.491%, 11/3/36		326,000	255,754
VICI Properties LP sr. unsec. unsub. notes 4.75%, 2/15/28(R)		183,000	179,186
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/27(R)		68,000	64,331
Wells Fargo & Co. jr. unsec. sub. FRN 3.90%, perpetual maturity		133,000	124,620
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 5.574%, 7/25/29		245,000	250,394
Wells Fargo & Co. unsec. sub. notes Ser. GMTN, 4.30%, 7/22/27		222,000	218,220

			17,383,958
Health care (0.9%)
Amgen, Inc. sr. unsec. unsub. bonds 5.65%, 3/2/53		103,000	105,891
Amgen, Inc. sr. unsec. unsub. notes 5.25%, 3/2/30		205,000	209,566
Danaher Corp. sr. unsec. unsub. notes 3.35%, 9/15/25		168,000	164,494
Eli Lilly and Co. sr. unsec. unsub. bonds 4.875%, 2/27/53		85,000	85,514
GE Healthcare Holding, LLC company guaranty sr. unsec. notes 5.65%, 11/15/27		190,000	196,080
HCA, Inc. company guaranty sr. unsec. sub. notes 3.625%, 3/15/32		65,000	57,942
Humana, Inc. sr. unsec. unsub. bonds 5.50%, 3/15/53		30,000	30,017
Humana, Inc. sr. unsec. unsub. notes 5.75%, 3/1/28		200,000	206,700
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 5.30%, 5/19/53 (Singapore)		138,000	140,312
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.75%, 5/19/33 (Singapore)		193,000	192,761
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.45%, 5/19/28 (Singapore)		114,000	113,762
Pharmacia, LLC company guaranty sr. unsec. notes 6.60%, 12/1/28		190,000	206,413
Service Corp. International sr. unsec. notes 4.625%, 12/15/27		85,000	82,471

			1,791,923
Technology (1.6%)
Apple, Inc. sr. unsec. bonds 3.95%, 8/8/52		278,000	238,464
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27		461,000	449,054
Broadcom, Inc. company guaranty sr. unsec. bonds 4.15%, 11/15/30		154,000	146,888
Broadcom, Inc. 144A sr. unsec. bonds 4.926%, 5/15/37		404,000	389,637
Meta Platforms, Inc. sr. unsec. bonds 5.60%, 5/15/53		113,000	120,594
Meta Platforms, Inc. sr. unsec. notes 4.95%, 5/15/33		113,000	115,617
Meta Platforms, Inc. sr. unsec. unsub. bonds 4.45%, 8/15/52		204,000	183,617
Micron Technology, Inc. sr. unsec. unsub. notes 5.875%, 9/15/33		355,000	369,269
MSCI, Inc. 144A company guaranty sr. unsec. notes 3.625%, 9/1/30		397,000	356,490
Oracle Corp. sr. unsec. bonds 3.95%, 3/25/51		60,000	46,615
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41		172,000	136,873
Oracle Corp. sr. unsec. notes 2.95%, 4/1/30		85,000	76,569
Oracle Corp. sr. unsec. unsub. bonds 4.00%, 11/15/47		60,000	47,883
Sensata Technologies, Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/31		426,000	369,801

			3,047,371
Transportation (0.3%)
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26		103,000	98,368
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 4.40%, 7/1/27		439,000	429,458

			527,826
Utilities and power (2.0%)
Alexander Funding Trust II 144A sr. notes 7.467%, 7/31/28		100,000	105,592
Ameren Corp. sr. unsec. unsub. notes 5.00%, 1/15/29		220,000	221,255
American Electric Power Co., Inc. sr. unsec. unsub. bonds 5.625%, 3/1/33		110,000	113,512
Constellation Energy Generation, LLC sr. unsec. bonds 6.50%, 10/1/53		266,000	297,305
Constellation Energy Generation, LLC sr. unsec. bonds 6.125%, 1/15/34		109,000	116,320
Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27		410,000	387,786
Electricite De France SA 144A sr. unsec. unsub. bonds 4.75%, 10/13/35 (France)		460,000	432,994
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity		330,000	297,560
Eversource Energy sr. unsec. unsub. notes 5.45%, 3/1/28		55,000	55,996
Georgia Power Co. sr. unsec. unsub. notes 4.95%, 5/17/33		135,000	135,044
IPALCO Enterprises, Inc. sr. notes 4.25%, 5/1/30		351,000	329,480
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44		220,000	206,185
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 2/1/29		155,000	155,401
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 3.55%, 5/1/27		410,000	394,827
Pacific Gas and Electric Co. sr. bonds 5.90%, 6/15/32		129,000	131,955
Pacific Gas and Electric Co. sr. bonds 4.95%, 7/1/50		100,000	87,148
Southern Co. (The) sr. unsec. bonds 5.70%, 3/15/34		100,000	104,570
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29		204,000	192,766
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.55%, 7/15/24		108,000	106,677

			3,872,373

Total corporate bonds and notes (cost $42,175,831)			$41,256,625

COLLATERALIZED LOAN OBLIGATIONS (3.8%)(a)
	Principal amount	Value
AGL CLO 17, Ltd. 144A FRB Ser. 22-17A, Class A, (CME Term SOFR 3 Month + 1.33%), 6.648%, 1/21/35 (Cayman Islands)	$250,000	$250,056
Ares LXIV CLO, Ltd. 144A FRB Ser. 22-64A, Class A1, (CME Term SOFR 3 Month + 1.44%), 6.754%, 4/15/35 (Cayman Islands)	250,000	250,032
Bain Capital Credit CLO, Ltd. 144A FRB Ser. 23-3A, Class A, (CME Term SOFR 3 Month + 1.80%), 7.119%, 7/24/36 (Jersey)	250,000	251,815
Balboa Bay Loan Funding, Ltd. 144A FRB Ser. 21-1A, Class B, (CME Term SOFR 3 Month + 1.91%), 7.229%, 7/20/34	250,000	248,773
Barings CLO, Ltd. 144A FRB Ser. 23-1A, Class A, (CME Term SOFR 3 Month + 1.75%), 7.068%, 4/20/36 (Cayman Islands)	250,000	251,088
Black Diamond CLO, Ltd. 144A FRB Ser. 21-1A, Class A1A, (CME Term SOFR 3 Month + 1.51%), 6.829%, 11/22/34 (Cayman Islands)	250,000	248,703
BlueMountain CLO XXXII, Ltd. 144A FRB Ser. 21-32A, Class A, (CME Term SOFR 3 Month + 1.43%), 6.746%, 10/15/34 (Cayman Islands)	250,000	250,022
CBAM CLO Management, Ltd. 144A FRB Ser. 21-2A, Class AR, (CME Term SOFR 3 Month + 1.45%), 6.768%, 7/17/34 (Cayman Islands)	175,000	175,094
CIFC Funding, Ltd. 144A FRB Ser. 21-1A, Class BRR, (CME Term SOFR 3 Month + 1.96%), 7.374%, 10/21/31	350,000	350,007
Diameter Capital CLO 1, Ltd. 144A FRB Ser. 21-1A, Class A1A, (CME Term SOFR 3 Month + 1.50%), 6.816%, 7/15/36	250,000	250,027
Elevation CLO, Ltd. 144A FRB Ser. 21-13A, Class A1, (CME Term SOFR 3 Month + 1.45%), 6.766%, 7/15/34 (Cayman Islands)	250,000	249,661
Ellington CLO III, Ltd. 144A FRB Ser. 18-3A, Class B, (CME Term SOFR 3 Month + 2.26%), 7.579%, 7/20/30	250,000	248,069
Elmwood CLO 23, Ltd. 144A FRB Ser. 23-2A, Class A, (CME Term SOFR 3 Month + 1.80%), 7.114%, 4/16/36 (Cayman Islands)	250,000	250,405
Hayfin US XII, Ltd. 144A FRB Ser. 18-9A, Class BR, (CME Term SOFR 3 Month + 2.06%), 7.381%, 4/28/31 (Cayman Islands)	350,000	349,913
Hayfin US XIV, Ltd. 144A FRB Ser. 21-14A, Class A1, (CME Term SOFR 3 Month + 1.49%), 6.809%, 7/20/34 (Cayman Islands)	250,000	250,117
ICG US CLO, Ltd. 144A FRB Ser. 21-1A, Class ARR, (CME Term SOFR 3 Month + 1.43%), 6.751%, 7/28/34	250,000	248,969
Magnetite XXXVII, Ltd. 144A FRB Ser. 23-37A, Class A, (CME Term SOFR 3 Month + 1.65%), 7.076%, 10/20/36 (Cayman Islands)	500,000	502,170
Nassau, Ltd. 144A FRB Ser. 21-IA, Class A1, (CME Term SOFR 3 Month + 1.51%), 6.826%, 8/26/34 (Cayman Islands)	250,000	248,974
Park Avenue Institutional Advisers CLO, Ltd. 144A FRB Ser. 19-1A, Class A2A, (CME Term SOFR 3 Month + 2.26%), 7.641%, 5/15/32 (Cayman Islands)	250,000	249,993
Rockland Park CLO, Ltd. 144A FRB Ser. 21-1A, Class B, (CME Term SOFR 3 Month + 1.91%), 7.229%, 4/20/34 (Cayman Islands)	350,000	350,038
RR CLO 18, Ltd. 144A FRB Ser. 21-18A, Class A2, (CME Term SOFR 3 Month + 1.86%), 7.176%, 10/15/34 (Cayman Islands)	400,000	400,033
RRX 5, Ltd. 144A FRB Ser. 21-5A, Class A1, (CME Term SOFR 3 Month + 1.46%), 6.776%, 7/15/34 (Cayman Islands)	250,000	250,347
Shackleton XIV CLO, Ltd. 144A FRB Ser. 21-14A, Class BR, (CME Term SOFR 3 Month + 2.06%), 7.379%, 7/20/34 (Cayman Islands)	250,000	250,038
Venture 37 CLO, Ltd. 144A FRB Ser. 21-37A, Class A1R, (CME Term SOFR 3 Month + 1.41%), 6.726%, 7/15/32 (Cayman Islands)	250,000	247,449
Venture CLO, Ltd. 144A FRB Ser. 23-48A, Class A1, (CME Term SOFR 3 Month + 1.85%), 7.168%, 10/20/36 (Jersey)	250,000	251,226
Venture XIX CLO, Ltd. 144A FRB Ser. 18-19A, Class ARR, (CME Term SOFR 3 Month + 1.52%), 6.836%, 1/15/32 (Cayman Islands)	250,000	250,218
Venture XXVI CLO, Ltd. 144A FRB Ser. 21-26A, Class BR, (CME Term SOFR 3 Month + 1.96%), 7.279%, 1/20/29 (Cayman Islands)	200,000	198,834

Total collateralized loan obligations (cost $7,270,812)		$7,322,071

ASSET-BACKED SECURITIES (0.5%)(a)
	Principal amount	Value
NewRez Warehouse Securitization Trust 144A FRB Ser. 21-1, Class A, (CME Term SOFR 1 Month + 0.86%), 6.20%, 5/7/24	$502,667	$501,567
Station Place Securitization Trust 144A FRB Ser. 23-2, Class A1, (CME Term SOFR 1 Month + 0.95%), 6.285%, 6/29/24	420,000	419,904

Total asset-backed securities (cost $919,717)		$921,471

SHORT-TERM INVESTMENTS (5.9%)(a)
		Principal amount/shares	Value
Putnam Short Term Investment Fund Class P 5.47%(AFF)	Shares	9,912,117	$9,912,117
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.30%(P)	Shares	855,000	855,000
U.S. Treasury Bills 5.428%, 2/22/24(SEG)(SEGTBA)		$600,000	598,159

Total short-term investments (cost $11,365,273)			$11,365,276
TOTAL INVESTMENTS

Total investments (cost $265,190,767)			$256,457,944

	FORWARD CURRENCY CONTRACTS at 1/31/24 (aggregate face value $55,466,076) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	4/17/24	$156,450	$160,054	$(3,604)
		British Pound	Buy	3/20/24	230,100	228,829	1,271
		Canadian Dollar	Sell	4/17/24	1,391,979	1,401,730	9,751
		Chinese Yuan (Offshore)	Buy	2/21/24	913,948	902,406	11,542
		Czech Koruna	Buy	3/20/24	89,730	91,279	(1,549)
		Euro	Buy	3/20/24	738,502	743,690	(5,188)
		Japanese Yen	Buy	2/21/24	810,800	806,472	4,328
		Mexican Peso	Sell	4/17/24	226,865	228,149	1,284
		New Zealand Dollar	Sell	4/17/24	132,891	135,492	2,601
		Swedish Krona	Sell	3/20/24	2,262	2,252	(10)
	Barclays Bank PLC
		Canadian Dollar	Sell	4/17/24	226,859	228,466	1,607
		Norwegian Krone	Sell	3/20/24	5,454	5,316	(138)
		Swiss Franc	Sell	3/20/24	305,504	303,596	(1,908)
	Citibank, N.A.
		Australian Dollar	Buy	4/17/24	217,873	222,878	(5,005)
		British Pound	Buy	3/20/24	42,470	44,083	(1,613)
		Canadian Dollar	Buy	4/17/24	85,696	86,290	(594)
		Danish Krone	Sell	3/20/24	133,419	133,413	(6)
		Euro	Buy	3/20/24	439,961	446,140	(6,179)
		Japanese Yen	Buy	2/21/24	161,530	164,900	(3,370)
		Norwegian Krone	Sell	3/20/24	49,803	48,536	(1,267)
		Romanian Leu	Buy	3/20/24	74,824	75,016	(192)
		Swiss Franc	Buy	3/20/24	219,431	218,734	697
	Goldman Sachs International
		Chinese Yuan (Offshore)	Sell	2/21/24	167,474	166,546	(928)
		Indonesian Rupiah	Buy	2/21/24	413,092	411,531	1,561
		Japanese Yen	Buy	2/21/24	156,593	154,093	2,500
		Norwegian Krone	Sell	3/20/24	3,703	3,611	(92)
		Polish Zloty	Sell	3/20/24	90,479	90,386	(93)
		South Korean Won	Buy	2/21/24	189,187	193,269	(4,082)
		Swedish Krona	Sell	3/20/24	133,050	132,389	(661)
		Swiss Franc	Buy	3/20/24	146,754	145,847	907
	HSBC Bank USA, National Association
		Australian Dollar	Sell	4/17/24	72,339	72,419	80
		Canadian Dollar	Buy	4/17/24	661,443	665,992	(4,549)
		Chinese Yuan (Offshore)	Buy	2/21/24	5,899,378	5,837,628	61,750
		Danish Krone	Sell	3/20/24	60,562	60,582	20
		Euro	Sell	3/20/24	7,481,175	7,487,984	6,809
		Japanese Yen	Buy	2/21/24	468,983	466,064	2,919
		Norwegian Krone	Sell	3/20/24	16,477	16,616	139
		Polish Zloty	Sell	3/20/24	91,303	91,317	14
		Swedish Krona	Sell	3/20/24	20,805	20,697	(108)
		Swiss Franc	Buy	3/20/24	144,426	143,459	967
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	4/17/24	63,724	65,190	(1,466)
		British Pound	Sell	3/20/24	1,356,005	1,348,444	(7,561)
		Canadian Dollar	Buy	4/17/24	14,072	14,169	(97)
		Chinese Yuan (Offshore)	Buy	2/21/24	359,109	355,099	4,010
		Euro	Buy	3/20/24	2,291,305	2,292,421	(1,116)
		Japanese Yen	Buy	2/21/24	312,900	311,227	1,673
		Norwegian Krone	Sell	3/20/24	28,633	27,907	(726)
		Singapore Dollar	Buy	2/21/24	188,832	186,676	2,156
		South Korean Won	Buy	2/21/24	1,044,532	1,070,398	(25,866)
	Morgan Stanley & Co. International PLC
		Australian Dollar	Sell	4/17/24	186,307	190,675	4,368
		British Pound	Sell	3/20/24	279,289	277,799	(1,490)
		Canadian Dollar	Buy	4/17/24	472,332	477,115	(4,783)
		Chinese Yuan (Offshore)	Buy	2/21/24	122,214	120,669	1,545
		Euro	Sell	3/20/24	862,705	862,935	230
		Japanese Yen	Buy	2/21/24	702,691	713,784	(11,093)
		Mexican Peso	Sell	4/17/24	72,883	73,302	419
		Norwegian Krone	Buy	3/20/24	152,691	159,286	(6,595)
		Polish Zloty	Sell	3/20/24	61,701	61,694	(7)
		Swedish Krona	Buy	3/20/24	242,609	250,194	(7,585)
		Swiss Franc	Buy	3/20/24	386,219	383,799	2,420
	NatWest Markets PLC
		Australian Dollar	Buy	4/17/24	65,434	65,463	(29)
		British Pound	Sell	3/20/24	1,004,706	1,004,416	(290)
		Chinese Yuan (Offshore)	Buy	2/21/24	202,595	203,034	(439)
		Euro	Sell	3/20/24	834,333	825,986	(8,347)
		Japanese Yen	Sell	2/21/24	2,172,546	2,237,329	64,783
		Norwegian Krone	Buy	3/20/24	11,223	10,778	445
		Swedish Krona	Sell	3/20/24	120,342	119,741	(601)
	State Street Bank and Trust Co.
		Australian Dollar	Sell	4/17/24	726,156	742,600	16,444
		British Pound	Buy	3/20/24	440,169	443,462	(3,293)
		Canadian Dollar	Sell	4/17/24	73,783	74,308	525
		Chinese Yuan (Offshore)	Buy	2/21/24	2,776,951	2,747,984	28,967
		Euro	Buy	3/20/24	501,900	488,005	13,895
		Hong Kong Dollar	Buy	2/21/24	25,495	25,507	(12)
		Hungarian Forint	Buy	3/20/24	45,512	45,756	(244)
		Israeli Shekel	Buy	4/17/24	106,855	106,730	125
		Japanese Yen	Buy	2/21/24	859,150	854,617	4,533
		New Zealand Dollar	Sell	4/17/24	133,259	135,851	2,592
		Norwegian Krone	Sell	3/20/24	122,193	119,012	(3,181)
		Swedish Krona	Sell	3/20/24	144,285	143,382	(903)
		Swiss Franc	Sell	3/20/24	323,091	328,313	5,222
	Toronto-Dominion Bank
		Australian Dollar	Buy	4/17/24	7,563	7,736	(173)
		British Pound	Buy	3/20/24	218,436	217,207	1,229
		Canadian Dollar	Buy	4/17/24	12,955	13,045	(90)
		Chinese Yuan (Offshore)	Sell	2/21/24	187,987	189,661	1,674
		Euro	Buy	3/20/24	264,215	264,635	(420)
		Japanese Yen	Buy	2/21/24	2,074,559	2,078,411	(3,852)
		Norwegian Krone	Sell	3/20/24	121,421	118,409	(3,012)
	UBS AG
		British Pound	Sell	3/20/24	734,798	730,655	(4,143)
		Euro	Buy	3/20/24	6,036,873	6,047,147	(10,274)
		Japanese Yen	Buy	2/21/24	420,960	433,872	(12,912)
		New Zealand Dollar	Sell	4/17/24	22,801	23,247	446
		Swedish Krona	Sell	3/20/24	228,668	227,509	(1,159)
		Thai Baht	Buy	2/21/24	128,719	128,170	549
	WestPac Banking Corp.
		Australian Dollar	Buy	4/17/24	270,352	276,547	(6,195)
		Euro	Buy	3/20/24	1,689,241	1,690,843	(1,602)
		New Zealand Dollar	Sell	4/17/24	34,415	35,087	672
		Thai Baht	Sell	2/21/24	179,716	180,687	971

	Unrealized appreciation						270,640

	Unrealized (depreciation)						(170,692)

	Total						$99,948
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 1/31/24 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
Canadian Government Bond 10 yr (Long)	2	$180,996	$180,996	Mar-24	$5,141
Japanese Government Bond 10 yr (Long)	1	993,681	993,681	Mar-24	(1,158)
Japanese Government Bond 10 yr (Short)	10	9,936,812	9,936,812	Mar-24	11,520
U.S. Treasury Bond 30 yr (Long)	16	1,957,500	1,957,500	Mar-24	99,714
U.S. Treasury Bond Ultra 30 yr (Long)	13	1,679,844	1,679,844	Mar-24	98,940
U.S. Treasury Note 2 yr (Short)	57	11,722,406	11,722,406	Mar-24	(106,722)
U.S. Treasury Note 5 yr (Long)	56	6,069,875	6,069,875	Mar-24	118,437
U.S. Treasury Note 10 yr (Long)	37	4,156,141	4,156,141	Mar-24	116,448
U.S. Treasury Note Ultra 10 yr (Long)	8	935,000	935,000	Mar-24	32,919

Unrealized appreciation					483,119

Unrealized (depreciation)					(107,880)

Total					$375,239

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 1/31/24 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike		Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
3.63/US SOFR/Mar-26 (Written)	Mar-24/3.63		$9,962,200	$124,029	$49,413
(3.63)/US SOFR/Mar-26 (Written)	Mar-24/3.63		9,962,200	124,029	107,990
3.1625/US SOFR/Mar-37 (Written)	Mar-27/3.1625		3,770,800	330,448	(20,664)
(3.1625)/US SOFR/Mar-37 (Written)	Mar-27/3.1625		3,770,800	330,448	93,478
(4.225)/US SOFR/Nov-36 (Purchased)	Nov-26/4.225		2,565,500	(131,354)	(38,457)
3.725/US SOFR/Nov-36 (Purchased)	Nov-26/3.725		2,565,500	(125,453)	35,353
3.03/US SOFR/Mar-36 (Purchased)	Mar-26/3.03		1,957,700	(125,195)	(58,751)
(3.03)/US SOFR/Mar-36 (Purchased)	Mar-26/3.03		1,957,700	(125,195)	13,117
1.8838/US SOFR/Apr-34 (Purchased)	Apr-24/1.8838		1,938,200	(14,176)	(13,819)
0.60/US SOFR/Mar-40 (Purchased)	Mar-30/0.60		1,699,500	(8,667)	(68)
1.405/US SOFR/Dec-58 (Purchased)	Dec-28/1.405		1,573,300	(241,305)	(176,918)
(1.405)/US SOFR/Dec-58 (Purchased)	Dec-28/1.405		1,573,300	(241,305)	297,385
(0.9876)/US SOFR/Mar-50 (Purchased)	Mar-30/0.9876		1,070,200	(345,631)	43,311
0.9876/US SOFR/Mar-50 (Purchased)	Mar-30/0.9876		1,070,200	(23,247)	(9,568)
Barclays Bank PLC
3.10/US SOFR/Dec-42 (Purchased)	Dec-32/3.10		7,637,300	(323,134)	51,017
3.00/US SOFR/Dec-48 (Purchased)	Dec-38/3.00		6,306,700	(418,134)	2,144
Citibank, N.A.
(3.855)/US SOFR/Jul-29 (Purchased)	Jul-24/3.855		7,544,800	(74,128)	(20,748)
3.355/US SOFR/Jul-29 (Purchased)	Jul-24/3.355		7,544,800	(76,202)	21,125
3.518/US SOFR/Mar-34 (Purchased)	Mar-24/3.518		3,166,900	(59,511)	(25,209)
(3.233)/US SOFR/Mar-34 (Written)	Mar-24/3.233		3,166,900	29,690	18,400
3.803/US SOFR/Mar-34 (Written)	Mar-24/3.803		3,166,900	29,162	13,079
(1.34)/US SOFR/Jan-61 (Purchased)	Jan-41/1.34		933,600	(218,238)	24,600
1.34/US SOFR/Jan-61 (Purchased)	Jan-41/1.34		933,600	(77,956)	(17,169)
Deutsche Bank AG
2.98/US SOFR/Mar-35 (Written)	Mar-30/2.98		8,012,600	370,983	(66,024)
(2.98)/US SOFR/Mar-35 (Written)	Mar-30/2.98		8,012,600	370,983	122,192
(3.19)/US SOFR/Mar-38 (Written)	Mar-28/3.19		1,043,900	72,708	21,786
3.19/US SOFR/Mar-38 (Written)	Mar-28/3.19		1,043,900	72,708	(11,744)
Goldman Sachs International
2.40/US SOFR/May-57 (Purchased)	May-27/2.40		10,812,900	(328,712)	114,833
(2.85)/3 month EUR-EURIBOR/Mar-29 (Purchased)	Mar-28/2.85	EUR	5,969,200	(56,149)	(20,514)
2.85/3 month EUR-EURIBOR/Mar-29 (Purchased)	Mar-28/2.85	EUR	5,969,200	(56,149)	8,515
JPMorgan Chase Bank N.A.
(3.515)/US SOFR/Dec-40 (Written)	Dec-30/3.515		$5,893,200	416,060	25,400
3.515/US SOFR/Dec-40 (Written)	Dec-30/3.515		5,893,200	441,990	(33,120)
3.3225/US SOFR/Jul-38 (Written)	Jul-28/3.3225		2,317,400	156,656	(21,366)
(3.3225)/US SOFR/Jul-38 (Written)	Jul-28/3.3225		2,317,400	156,656	32,096
(3.0925)/US SOFR/Mar-43 (Written)	Mar-33/3.0925		499,800	78,893	11,735
3.0925/US SOFR/Mar-43 (Written)	Mar-33/3.0925		499,800	78,893	(7,757)
(4.178)/6 month AUD-BBR-BBSW/Apr-40 (Purchased)	Apr-33/4.178	AUD	2,061,000	(73,867)	16,388
4.178/6 month AUD-BBR-BBSW/Apr-40 (Purchased)	Apr-33/4.178	AUD	2,061,000	(73,867)	(17,415)
(2.495)/6 month AUD-BBR-BBSW/Nov-46 (Purchased)	Nov-26/2.495	AUD	1,458,600	(90,707)	160,762
2.495/6 month AUD-BBR-BBSW/Nov-46 (Purchased)	Nov-26/2.495	AUD	1,458,600	(90,707)	(68,840)
1.445/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	261,200	(9,791)	(8,020)
(1.445)/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	261,200	(9,791)	27,323
1.692/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	163,800	(5,110)	(4,750)
(1.692)/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	163,800	(5,110)	17,565
1.441/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	125,100	(7,399)	(6,672)
(1.441)/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	125,100	(7,399)	24,375
Morgan Stanley & Co. International PLC
2.25/US SOFR/Aug-56 (Purchased)	Aug-26/2.25		$747,200	(20,025)	785
2.879/6 month EUR-EURIBOR/Jan-39 (Written)	Jan-34/2.879	EUR	4,272,600	207,038	554
(2.879)/6 month EUR-EURIBOR/Jan-39 (Written)	Jan-34/2.879	EUR	4,272,600	207,038	(9,004)
Toronto-Dominion Bank
(2.118)/US SOFR/Mar-41 (Purchased)	Mar-31/2.118		$94,500	(12,530)	1,773
2.118/US SOFR/Mar-41 (Purchased)	Mar-31/2.118		94,500	(3,147)	(770)
UBS AG
2.70/6 month AUD-BBR-BBSW/Apr-47 (Purchased)	Apr-37/2.70	AUD	1,140,000	(69,219)	(24,897)
(2.70)/6 month AUD-BBR-BBSW/Apr-47 (Purchased)	Apr-37/2.70	AUD	1,140,000	(69,219)	32,915
(2.00)/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	975,900	(51,942)	50,816
2.00/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	975,900	(51,942)	(22,562)
1.05/6 month EUR-EURIBOR/Nov-48 (Purchased)	Nov-28/1.05	EUR	7,965,000	(228,195)	35,206
2.675/6 month EUR-EURIBOR/Jun-30 (Written)	Jun-25/2.675	EUR	3,814,900	133,852	77,054
(2.675)/6 month EUR-EURIBOR/Jun-30 (Written)	Jun-25/2.675	EUR	3,814,900	133,852	9,113

Unrealized appreciation					1,561,598

Unrealized (depreciation)					(704,826)

Total					$856,772

TBA SALE COMMITMENTS OUTSTANDING at 1/31/24 (proceeds receivable $39,475,468) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 6.00%, 2/1/54	$8,000,000	2/13/24	$8,115,313
Uniform Mortgage-Backed Securities, 5.00%, 2/1/54	30,000,000	2/13/24	29,675,391
Uniform Mortgage-Backed Securities, 4.50%, 2/1/54	2,000,000	2/13/24	1,936,015

Total			$39,726,719

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/24 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$7,181,000	$61,469	(E)	$70,485	3/20/26	4.40% — Annually	US SOFR — Annually	$9,016
		25,340,000	621,590	(E)	717,013	3/20/29	4.10% — Annually	US SOFR — Annually	95,423
		5,774,000	116,173	(E)	130,546	3/20/34	3.80% — Annually	US SOFR — Annually	14,373
		4,013,000	15,209	(E)	(180,083)	3/20/54	US SOFR — Annually	3.50% — Annually	(164,874)
		3,647,000	34,683	(E)	(42,564)	3/20/26	US SOFR — Annually	4.45% — Annually	(7,881)
		11,900,000	318,801	(E)	(383,685)	3/20/29	US SOFR — Annually	4.15% — Annually	(64,883)
		2,244,000	54,484	(E)	46,004	3/20/34	3.85% — Annually	US SOFR — Annually	(8,480)
		6,822,000	88,140	(E)	369,453	3/20/54	3.55% — Annually	US SOFR — Annually	281,313
		3,035,700	36,762	(E)	(59)	11/27/39	3.869% — Annually	US SOFR — Annually	(36,822)
	AUD	610,000	5,263		(218)	12/20/28	6 month AUD-BBR-BBSW — Semiannually	4.251% — Semiannually	4,921
	AUD	820,000	10,614		(597)	12/20/33	6 month AUD-BBR-BBSW — Semiannually	4.501% — Semiannually	10,012
	AUD	1,663,900	22,847	(E)	(8,159)	3/20/34	6 month AUD-BBR-BBSW — Semiannually	4.52% — Semiannually	14,688
	AUD	3,385,000	15,323	(E)	(1,706)	3/20/26	3 month AUD-BBR-BBSW — Quarterly	4.17% — Quarterly	13,617
	AUD	448,300	2,665	(E)	(6)	1/27/43	4.91% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(2,670)
	CAD	580,000	18,852		(7,333)	12/20/28	Canadian Overnight Repo Rate — Semiannually	4.401% — Semiannually	11,304
	CAD	690,000	35,284		(14,376)	12/20/33	Canadian Overnight Repo Rate — Semiannually	4.201% — Semiannually	20,530
	CAD	550,000	54,941		(25,112)	12/20/53	Canadian Overnight Repo Rate — Semiannually	4.001% — Semiannually	29,431
	CAD	2,343,000	1,638	(E)	16,923	3/20/34	3.34% — Semiannually	Canadian Overnight Repo Rate Average — Semiannually	18,561
	CAD	3,011,000	11,243	(E)	(9,331)	3/20/26	Canadian Overnight Repo Rate Average — Semiannually	4.19% — Semiannually	1,912
	CHF	1,482,000	4,500	(E)	(3,123)	3/20/34	Swiss Average Rate Overnight — Annually	1.18% — Annually	(7,622)
	CNY	148,506,000	309,648	(E)	(23,565)	3/20/29	China Fixing Repo Rates 7 Day — Quarterly	2.458% — Quarterly	286,083
	EUR	7,920,000	140,113		(20,063)	12/20/25	6 month EUR-EURIBOR — Semiannually	3.801% — Annually	117,069
	EUR	2,410,000	93,527		(10,120)	12/20/28	6 month EUR-EURIBOR — Semiannually	3.301% — Annually	80,998
	EUR	4,580,000	276,337		836	12/20/33	6 month EUR-EURIBOR — Semiannually	3.201% — Annually	272,023
	EUR	430,000	49,063		(3,988)	12/20/53	6 month EUR-EURIBOR — Semiannually	2.901% — Annually	44,431
	EUR	715,400	170	(E)	(8,525)	3/20/34	6 month EUR-EURIBOR — Semiannually	2.54% — Annually	(8,696)
	EUR	2,713,000	13,223	(E)	(12,340)	3/20/26	6 month EUR-EURIBOR — Semiannually	2.96% — Annually	883
	GBP	310,000	17,970		(3,132)	12/20/28	Sterling Overnight Index Average — Annually	4.701% — Annually	14,605
	GBP	660,000	49,282		(6,612)	12/20/33	Sterling Overnight Index Average — Annually	4.301% — Annually	37,991
	GBP	40,000	3,535		(1,021)	12/20/53	Sterling Overnight Index Average — Annually	4.101% — Annually	2,463
	GBP	622,000	7,347	(E)	4,582	3/20/34	3.67% — Annually	Sterling Overnight Index Average — Annually	(2,764)
	GBP	1,007,000	8,627	(E)	(5,453)	3/20/26	Sterling Overnight Index Average — Annually	4.45% — Annually	3,174
	KRW	2,146,000,000	79,141		—	9/26/33	3 month KRW-CD-KSDA-BLOOMBERG — Quarterly	3.78% — Quarterly	79,059
	NOK	25,970,000	43,706	(E)	(13,992)	3/20/34	3.35% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	29,714
	NZD	2,588,000	33,189	(E)	(11,007)	3/20/34	3 month NZD-BBR-FRA — Quarterly	4.61% — Semiannually	22,181
	SEK	15,408,000	1,288	(E)	6,049	3/20/34	2.51% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	7,337

	Total				$565,721				$1,218,420
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/24 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC
$492,994	$467,543	$—	9/29/25	(0.165%) — Annually	Ephesus Funding DAC, 3.80%, Series 2020-01, 9/22/25 — Annually	$(18,806)
469,326	434,358	—	7/17/24	3.825% (US SOFR minus 0.14161%) — Quarterly	Pera Funding DAC, 3.825%, Series 2019-01, 7/10/24 — Quarterly	(35,816)

Upfront premium received		—	Unrealized appreciation			—

Upfront premium (paid)		—	Unrealized (depreciation)			(54,622)

	Total	$—			Total	$(54,622)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 1/31/24 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.13 Index	BB-/P	$22,233	$52,000	$17,602	12/16/72	500 bp — Monthly	$4,682
	CMBX NA BB.14 Index	BB-/P	1,206	11,000	3,619	12/16/72	500 bp — Monthly	(2,402)
	CMBX NA BB.6 Index	B+/P	36,687	118,574	36,640	5/11/63	500 bp — Monthly	163
	CMBX NA BB.7 Index	B-/P	92,653	248,062	74,791	1/17/47	500 bp — Monthly	18,103
	CMBX NA BB.9 Index	B/P	7,151	17,000	6,146	9/17/58	500 bp — Monthly	1,022
	CMBX NA BBB-.10 Index	BB/P	23,444	78,000	15,382	11/17/59	300 bp — Monthly	8,108
	Credit Suisse International
	CMBX NA BB.7 Index	B-/P	8,159	48,499	14,623	1/17/47	500 bp — Monthly	(6,416)
	Goldman Sachs International
	CMBX NA A.13 Index	A-/P	(228)	43,000	3,552	12/16/72	200 bp — Monthly	(3,763)
	CMBX NA BB.13 Index	BB-/P	192	2,000	677	12/16/72	500 bp — Monthly	(483)
	CMBX NA BBB-.11 Index	BBB-/P	186	1,000	130	11/18/54	300 bp — Monthly	57
	CMBX NA BBB-.13 Index	BBB-/P	1,597	6,000	1,223	12/16/72	300 bp — Monthly	378
	JPMorgan Securities LLC
	CMBX NA BB.10 Index	B-/P	2,648	33,000	12,936	5/11/63	500 bp — Monthly	(10,256)
	CMBX NA BB.6 Index	B+/P	51,480	56,196	17,365	5/11/63	500 bp — Monthly	34,170
	CMBX NA BBB-.11 Index	BBB-/P	10,133	92,000	11,923	11/18/54	300 bp — Monthly	(1,737)
	CMBX NA BBB-.13 Index	BBB-/P	7,799	59,000	12,030	12/16/72	300 bp — Monthly	(4,197)
	CMBX NA BBB-.7 Index	BB/P	4,695	11,240	1,826	1/17/47	300 bp — Monthly	2,875
	CMBX NA BBB-.8 Index	BB-/P	4,054	26,000	2,883	10/17/57	300 bp — Monthly	1,186
	Morgan Stanley & Co. International PLC
	CMBX NA A.13 Index	A-/P	12,997	103,000	8,508	12/16/72	200 bp — Monthly	4,393
	CMBX NA BB.6 Index	B+/P	25,812	81,485	25,179	5/11/63	500 bp — Monthly	712
	CMBX NA BBB-.13 Index	BBB-/P	9,543	30,000	6,117	12/16/72	300 bp — Monthly	3,443

Upfront premium received			322,669		Unrealized appreciation			79,292

Upfront premium (paid)			(228)		Unrealized (depreciation)			(29,254)

	Total		$322,441				Total	$50,038
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at January 31, 2024. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 1/31/24 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.10 Index	$(105,807)	$228,000	$89,376	11/17/59	(500 bp) — Monthly	$(16,653)
	CMBX NA BBB-.11 Index	(9,450)	45,000	5,832	11/18/54	(300 bp) — Monthly	(3,644)
	CMBX NA BBB-.12 Index	(3,973)	14,000	2,758	8/17/61	(300 bp) — Monthly	(1,223)
	CMBX NA BBB-.13 Index	(27,200)	95,000	19,371	12/16/72	(300 bp) — Monthly	(7,885)
	CMBX NA BBB-.7 Index	(385)	1,686	274	1/17/47	(300 bp) — Monthly	(112)
	CMBX NA BBB-.8 Index	(47,328)	245,000	27,171	10/17/57	(300 bp) — Monthly	(20,300)
	CMBX NA BBB-.9 Index	(946)	4,000	576	9/17/58	(300 bp) — Monthly	(372)
	Credit Suisse International
	CMBX NA BB.10 Index	(9,157)	77,000	30,184	11/17/59	(500 bp) — Monthly	20,953
	CMBX NA BB.10 Index	(10,274)	77,000	30,184	11/17/59	(500 bp) — Monthly	19,836
	CMBX NA BB.10 Index	(5,096)	41,000	16,072	11/17/59	(500 bp) — Monthly	10,936
	CMBX NA BB.7 Index	(8,049)	256,256	79,183	5/11/63	(500 bp) — Monthly	70,885
	CMBX NA BB.7 Index	(29,146)	125,621	37,875	1/17/47	(500 bp) — Monthly	8,607
	CMBX NA BB.7 Index	(2,467)	11,926	3,596	1/17/47	(500 bp) — Monthly	1,117
	Goldman Sachs International
	CMBX NA BB.7 Index	(55,138)	153,449	46,265	1/17/47	(500 bp) — Monthly	(9,022)
	CMBX NA BB.9 Index	(4,401)	11,000	3,977	9/17/58	(500 bp) — Monthly	(435)
	CMBX NA BBB-.8 Index	(12,021)	79,000	8,761	10/17/57	(300 bp) — Monthly	(3,306)
	Merrill Lynch International
	CMBX NA BB.10 Index	(4,211)	74,000	29,008	11/17/59	(500 bp) — Monthly	24,726
	CMBX NA BB.7 Index	(5,378)	24,647	7,431	1/17/47	(500 bp) — Monthly	2,029
	CMBX NA BBB-.7 Index	(1,311)	8,992	1,461	1/17/47	(300 bp) — Monthly	145
	CMBX NA BBB-.9 Index	(4,261)	23,000	3,314	9/17/58	(300 bp) — Monthly	(960)
	CMBX NA BBB-.9 Index	(1,667)	9,000	1,297	9/17/58	(300 bp) — Monthly	(376)
	Morgan Stanley & Co. International PLC
	CMBX NA BB.10 Index	(48,406)	102,000	39,984	11/17/59	(500 bp) — Monthly	(8,521)
	CMBX NA BB.7 Index	(5,140)	13,516	4,075	1/17/47	(500 bp) — Monthly	(1,078)
	CMBX NA BB.9 Index	(2,541)	6,000	2,169	9/17/58	(500 bp) — Monthly	(378)
	CMBX NA BBB-.10 Index	(25,222)	78,000	15,382	11/17/59	(300 bp) — Monthly	(9,886)
	CMBX NA BBB-.11 Index	(11,708)	48,000	6,221	11/18/54	(300 bp) — Monthly	(5,515)
	CMBX NA BBB-.12 Index	(15,268)	48,000	9,456	8/17/61	(300 bp) — Monthly	(5,840)
	CMBX NA BBB-.7 Index	(132)	562	91	1/17/47	(300 bp) — Monthly	(41)
	CMBX NA BBB-.8 Index	(148,832)	723,000	80,181	10/17/57	(300 bp) — Monthly	(69,077)

Upfront premium received		—			Unrealized appreciation		159,234

Upfront premium (paid)		(604,915)			Unrealized (depreciation)		(164,624)

	Total	$(604,915)				Total	$(5,390)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan (Onshore)
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
THB	Thai Baht
USD / $	United States Dollar
Key to holding's abbreviations
bp	Basis Points
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
MTN	Medium Term Notes
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2023 through January 31, 2024 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $192,638,800.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 10/31/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 1/31/24
Short-term investments
	Putnam Short Term Investment Fund Class P‡	$27,380,798	$19,482,050	$36,950,731	$169,015	$9,912,117

	Total Short-term investments	$27,380,798	$19,482,050	$36,950,731	$169,015	$9,912,117
‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $457,531.
(SEGTBA)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $122,606.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
DIVERSIFICATION BY COUNTRY⌂
Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	69.0%
	Japan	6.7
	Cayman Islands	2.9
	France	2.9
	United Kingdom	2.7
	Germany	2.0
	Italy	1.9
	Spain	1.5
	Canada	1.4
	Switzerland	0.8
	Mexico	0.7
	Netherlands	0.6
	Uruguay	0.5
	Australia	0.5
	Belgium	0.5
	Other	5.4

	Total	100.0%
⌂ Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts for hedging duration and convexity, for isolating prepayment risk and for managing downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and for gaining exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
At the close of the reporting period, the fund has deposited cash valued at $1,080,283 in a segregated account to cover margin requirements on open centrally cleared interest rate swap contracts.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, for hedging sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for gaining liquid exposure to individual names, for hedging market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $10,818 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $80,812 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$921,471	$—
Collateralized loan obligations	—	7,322,071	—
Corporate bonds and notes	—	41,256,625	—
Foreign government and agency bonds and notes	—	61,937,396	—
Mortgage-backed securities	—	45,127,308	—
U.S. government and agency mortgage obligations	—	88,201,118	—
U.S. treasury obligations	—	326,679	—
Short-term investments	855,000	10,510,276	—

Totals by level	$855,000	$255,602,944	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$99,948	$—
Futures contracts	375,239	—	—
Forward premium swap option contracts	—	856,772	—
TBA sale commitments	—	(39,726,719)	—
Interest rate swap contracts	—	652,699	—
Total return swap contracts	—	(54,622)	—
Credit default contracts	—	327,122	—

Totals by level	$375,239	$(37,844,800)	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased swap option contracts (contract amount)	$103,300,000
Written swap option contracts (contract amount)	$108,600,000
Futures contracts (number of contracts)	200
Forward currency contracts (contract amount)	$89,600,000
Centrally cleared interest rate swap contracts (notional)	$157,900,000
OTC total return swap contracts (notional)	$960,000
OTC credit default contracts (notional)	$4,000,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com